Financial Instruments (Schedule of Type of Interest Borne by Financial Instruments) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial instruments by type of interest rate [line items]
Financial liabilities	$ (1,217,574)	$ (3,934,270)
Financial assets (liabilities), net	1,297,995
Fixed interest rate [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets	1,438,243	157,121
Financial liabilities		(1,530,715)
Financial assets (liabilities), net	1,438,243	(1,373,594)
Variable rate instruments [Member]
Disclosure of financial instruments by type of interest rate [line items]
Financial assets		20,167
Financial liabilities	(239,876)	(2,600,799)
Financial assets (liabilities), net	$ (239,876)	$ (2,580,632)